Income taxes (Tables)	12 Months Ended
Aug. 31, 2025
Income taxes
Disclosure of income tax expense

	2025	2024	2023
	$	$	$
Income taxes at the applicable tax rate of 26.5% (2024 – 26.5%; 2023 – 26.5%)	(5,737,778)	(2,798,985)	(4,163,775)
Adjustment in respect of current and deferred income tax of previous year	1,336,123	580,331	(54,135)
Permanent differences	2,313,566	1,857	52,296
Change in recognition of deferred income tax assets	2,095,971	2,037,762	3,958,034
Total income tax expense (recovery)	7,882	(179,035)	(207,580)

Disclosure of temporary differences

	Balance as at				Balance as at
	August 31,	Recognized	Business		August 31,
	2024	in net loss	acquisition	Other	2025
	$	$	$	$	$
Temporary differences
Property and equipment	(29,997)	27,688	(301,465)	—	(303,774)
Intangibles	(171,528)	13,222	(71,669)	—	(229,975)
Net operating losses	9,082,515	2,262,414	8,630,129	(159)	19,974,899
Financing fees	646,971	420,872	—	—	1,067,843
Research and development	791,156	(14,451)	—	—	776,705
Difference in timing of recognition	415,001	32,696	1,184,965	—	1,632,662
Right-of-use asset	(32,955)	49,477	(1,810,747)	—	(1,794,225)
Lease liability	33,564	(68,106)	1,828,306	—	1,793,764
Net capital losses	37,372	(683)	—	—	36,689
Unrecognized deferred tax assets	(10,712,142)	(2,717,153)	(9,531,188)	—	(22,960,483)
Deferred tax asset (liability)	59,957	5,976	(71,669)	(159)	(5,895)